Related party transactions (Details Narrative)							3 Months Ended		9 Months Ended		12 Months Ended
		Aug. 30, 2024 $ / shares shares	Sep. 13, 2023 USD ($)	May 01, 2023 USD ($)	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) shares		Mar. 06, 2024 USD ($)	Feb. 16, 2024 $ / shares	Aug. 18, 2023 $ / shares	Sep. 12, 2022 USD ($)	Mar. 11, 2022 USD ($)	Sep. 14, 2018 USD ($)
Common stock, shares, issued | shares		46,527,999
Common stock value issued	[1]						$ 4,653		$ 4,653		$ 3,398
Sale of stock price per share | $ / shares		$ 10.00
Warrants exercise per share | $ / shares							$ 0.01		$ 0.01
Number of shares issued, value							$ 24,350,001
Working capital							(54,100,000)		$ (54,100,000)
Revenue							11,259,716	$ 12,736,547	35,370,503	$ 39,901,966
Gain (loss) from litigation settlement									632,700,000	450,600,000
Interest paid									972,448	1,169,664
Related Party [Member]
Due to related party							78,469,376		78,469,376		86,488,519
Other receivables							3,831,195		3,831,195		7,287,376
Ripple Labs Singapore Pte Ltd [Member]
Working capital																		$ 50,000,000
Line of credit																	$ 5,000,000
Tranglo [Member]
Deposits							2,200,000		2,200,000		2,000,000.0
Revenue									700,000	1,400,000
Tranglo [Member] | Maximum [Member]
Deposits							50,000,000.0		50,000,000.0
Ripple Solution [Member]
Due to related party							632,700,000	$ 554,800,000	632,700,000	554,800,000
Related party transaction amounts of transaction									204,200,000	384,000,000
GEA Limited [Member]
Due to related party							$ 10,326,867		10,326,867
Related party transaction amounts of transaction										104,200,000
Ripple [Member]
Interest paid									$ 303,677	$ 609,058
Private Placement [Member]
Number of shares issued | shares		136,110
Common Class B [Member] | EF Hutton [Member]
Number of shares issued | shares					69,999
Common Class B [Member] | Jones Trading [Member]
Number of shares issued | shares					30,000
Common Class A [Member] | IPO [Member]
Number of shares issued | shares					17,391,200
Sale of stock price per share | $ / shares					$ 10.00
Proceeds from offering					$ 199,998,800
Common Class A [Member] | Private Placement [Member]
Sale of stock price per share | $ / shares					$ 1.00
Proceeds from offering					$ 7,796,842
InFint Acquisition Corporation [Member]
Interest rate											50.00%
Proceeds from note payable related party											$ 325,000
Debt conversion, converted instrument, amount			$ 1.00	$ 1.00
Warrants exercise per share | $ / shares					$ 11.50						$ 0.01
Debt instrument, issued, principal			$ 400,000	$ 150,000
Unborrowed working Capital Loans											$ 325,000
Working capital											4,516,047
InFint Acquisition Corporation [Member] | Subsequent Event [Member]
Debt principal amount														$ 500,000
InFint Acquisition Corporation [Member] | Administrative Service Agreement [Member]
Payment for Administrative Fees											10,000
Administrative services fee											120,000	120,000
Reimbursed cost											$ 88,395	167,618
InFint Acquisition Corporation [Member] | IPO [Member]
Sale of stock price per share | $ / shares					$ 10.15						$ 10.15
Proceeds from offering					$ 202,998,782
InFint Acquisition Corporation [Member] | IPO [Member] | Promissory Note [Member]
Proceeds from offering						$ 696,875
Proceeds from note payable related party						$ 338,038
Debt maturity date						Dec. 10, 2021
InFint Acquisition Corporation [Member] | IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Debt principal amount						$ 400,000
Interest rate						0.01%
InFint Acquisition Corporation [Member] | IPO [Member] | Related Party [Member]
Due to related party											$ 0	$ 0
InFint Acquisition Corporation [Member] | Affiliate Sponsor [Member]
Debt conversion, converted instrument, amount											$ 1,500,000
InFint Acquisition Corporation [Member] | Affiliate Sponsor [Member] | Private Placement [Member]
Warrants exercise per share | $ / shares											$ 1.00
InFint Acquisition Corporation [Member] | Common Class B [Member]
Common stock, shares, issued | shares											5,833,083	5,833,083
Common stock value issued											$ 583	$ 583
Number of shares issued | shares					99,999
Percentage of issued and outstanding shares											22.58%	22.58%
Number of shares issued, value					$ 268,617
Offering cost					2.87%
Stock issuance, cost					$ 9,351,106
InFint Acquisition Corporation [Member] | Common Class B [Member] | Sponsor [Member]
Common stock value issued											$ 25,100	$ 25,100
Number of shares issued | shares												5,733,084
InFint Acquisition Corporation [Member] | Common Class B [Member] | EF Hutton [Member]
Number of shares issued | shares											69,999	69,999
InFint Acquisition Corporation [Member] | Common Class B [Member] | Jones Trading [Member]
Number of shares issued | shares											30,000	30,000
InFint Acquisition Corporation [Member] | Common Class A [Member]
Common stock, shares, issued | shares											0	0
Common stock value issued
Sale of stock price per share | $ / shares											$ 12.00					$ 10.94
InFint Acquisition Corporation [Member] | Common Class A [Member] | Subsequent Event [Member]
Sale of stock price per share | $ / shares															$ 11.36
InFint Acquisition Corporation [Member] | Common Class A [Member] | IPO [Member]
Number of shares issued | shares					19,999,880
Sale of stock price per share | $ / shares					$ 10.00
Proceeds from offering					$ 199,998,800
Stock issuance, cost					$ 9,351,106
InFint Acquisition Corporation [Member] | Common Class A [Member] | Affiliate Sponsor [Member]
Ordinary shares trading days | Integer											20
Seamless Group Inc [Member]
Common stock, shares, issued | shares											58,030,000	58,030,000
Common stock value issued											$ 58,030	$ 58,030	[2]
Debt principal amount																			$ 7,500,000
Debt conversion, converted instrument, amount
Revenue											53,255,361	55,500,917
Gain (loss) from litigation settlement											594,400,000	253,300,000
Interest paid											1,819,174	1,351,939	[3]
Other receivables											26,000,000
Seamless Group Inc [Member] | Related Party [Member]
Due to related party											86,488,519	83,757,317
Other receivables											7,287,376	4,483,228
Seamless Group Inc [Member] | Ripple Labs Singapore Pte Ltd [Member]
Working capital																		$ 50,000,000
Line of credit																	$ 5,000,000
Seamless Group Inc [Member] | Tranglo [Member]
Deposits											2,000,000.0	3,300,000
Revenue											1,800,000	2,600,000
Seamless Group Inc [Member] | Tranglo [Member] | Maximum [Member]
Deposits											50,000,000.0
Seamless Group Inc [Member] | Ripple Solution [Member]
Due to related party											698,600,000	738,600,000
Related party transaction amounts of transaction											475,300,000	721,100,000
Seamless Group Inc [Member] | GEA Limited [Member]
Deposits											2,500,000	2,500,000
Related party transaction amounts of transaction											104,200,000	485,300,000
Seamless Group Inc [Member] | Ripple [Member]
Interest paid											$ 812,473	$ 191,245

[1]	Retrospectively restated to reflect Reverse Recapitalization - see Note 2.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[3]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.